Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

November 21, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Form N-14 8C for Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the “Registrant” or “Buy-Write Opportunities Fund”

(1940 Act File No. 811-21735)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a preliminary Registration Statement on Form N-14 including the Proxy Statement/Prospectus, Statement of Additional Information, Part C and Exhibits (the “Registration Statement”). The Registration Statement transmitted herewith contains a conformed signature page, the signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register Buy-Write Opportunities Fund shares to be issued in connection with the reorganization by and among the Buy-Write Opportunities Fund and Eaton Vance Tax-Managed Buy-Write Strategy Fund (the “Buy-Write Strategy Fund”). Included in the Registration Statement, therefore, are a notice of meeting and form of proxy card, which are proposed to be used by the Buy-Write Strategy Fund for a special meeting of its shareholders to be held on February 2, 2023.

The registration fee of $110.20 has been wired through the FEDWIRE system to the Securities and Exchange Commission account.

It is intended that the Registration Statement will become effective on such date the Registrant shall file a further amendment which specifically states that the Registration Statement shall become effective in accordance with Section 8(a) of the 1933 Act or the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (857) 330-9333.

Very truly yours,

/s/ Nick DiLorenzo

Nick DiLorenzo

Executive Director, Counsel